Changes in Accounting Policies - Consolidated Balance Sheets (Extract) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Right-of-use assets	¥ 74,308
Land use rights and others	27,455		¥ 27,778
Investments accounted for using the equity method	155,228	¥ 144,109	145,325
Deferred tax assets	32,628		29,654
Financial assets at fair value through other comprehensive income	513		587
Other non-current assets	17,551		8,442
Current assets
Contract assets	5,003		5,022
Accounts receivable	32,694		26,540
Financial assets at fair value through profit or loss	114,259		76,425
Prepayments and other current assets	26,708		27,002
Current liabilities
Accrued expenses and other payables	182,368		195,572
Deferred revenue	57,825		63,185
Lease liabilities	22,668	19,917
Non-current liabilities
Lease liabilities – non-current	51,635	60,290
Deferred tax liabilities	1,388		822
Equity
Reserves	¥ 701,643		650,275
Previously stated [member]
Non-current assets
Land use rights and others			27,778
Investments accounted for using the equity method			145,325		¥ 132,499
Deferred tax assets			29,654		33,343
Available-for-sale financial assets					44
Current assets
Accounts receivable					24,153
Available-for-sale financial assets					65,630
Prepayments and other current assets			27,002
Current liabilities
Accrued expenses and other payables					190,866
Deferred revenue					85,282
Non-current liabilities
Deferred tax liabilities			822
Equity
Reserves			650,275		583,506
Increase (decrease) due to application of IFRS 9 [member]
Non-current assets
Investments accounted for using the equity method				¥ (2,194)
Deferred tax assets				24
Financial assets at fair value through other comprehensive income				44
Available-for-sale financial assets				(44)
Current assets
Accounts receivable				(195)
Financial assets at fair value through profit or loss				65,630
Available-for-sale financial assets				(65,630)
Equity
Reserves				(2,365)
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Deferred tax assets			3,301	(2,879)
Financial assets at fair value through other comprehensive income				0
Other non-current assets			(8,442)	6,469
Current assets
Contract assets			(5,022)	4,139
Current liabilities
Accrued expenses and other payables			68	(782)
Deferred revenue			177	(385)
Equity
Reserves			¥ (10,408)	8,896
Increase (decrease) due to application of IFRS 16 [member]
Non-current assets
Right-of-use assets		84,289
Land use rights and others		(4,665)
Investments accounted for using the equity method		(1,216)
Deferred tax assets		488
Current assets
Prepayments and other current assets		(1,811)
Current liabilities
Lease liabilities		19,917
Non-current liabilities
Lease liabilities – non-current		60,290
Deferred tax liabilities		(16)
Equity
Reserves		(3,106)
As restated [member]
Non-current assets
Right-of-use assets		84,289
Land use rights and others		23,113
Investments accounted for using the equity method		144,109		130,305
Deferred tax assets		30,142		30,488
Financial assets at fair value through other comprehensive income				44
Other non-current assets				6,469
Current assets
Contract assets				4,139
Accounts receivable				23,958
Financial assets at fair value through profit or loss				65,630
Prepayments and other current assets		25,191
Current liabilities
Accrued expenses and other payables				190,084
Deferred revenue				84,897	¥ 84,897
Lease liabilities		19,917
Non-current liabilities
Lease liabilities – non-current		60,290
Deferred tax liabilities		806
Equity
Reserves		¥ 647,169		¥ 590,037